UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 May 26, 2010 to June 25, 2010

 Commission File Number of issuing entity: 333-159791-02

 Sequoia Mortgage Trust 2010-H1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3813659
 38-3813660
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On June 25, 2010, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 As noted in the distribution report attached to this Form 10-D as Exhibit 99.1, the terms of two loans included in the assets of the Sequoia Mortgage Trust 2010-H1 (the "Trust"), namely loan nos. 1120871719 and 1120945946 (with scheduled principal balances reported on June 25, 2010 of $479,447.12 and $537,703.72, respectively) were modified by CitiMortgage. At the time the terms of each of these two loans were modified, each loan was current and neither was in default or imminent default. The process for modifying these loans was initiated by CitiMortgage as part of its customer retention program. Both of these loans have been submitted to CitiMortgage for repurchase.

 Subsequent to the end of the remittance period for which information is reported in this Form 10-D, the terms of three additional loans included in the assets of the Trust, namely loan nos. 1120797565, 1120902817, 1120833407 (with scheduled principal balances reported on June 25, 2010 of $733,730.17, $1,346,734.95, and $587,715.24, respectively) were also modified by CitiMortgage. At the time the terms of each of these three loans were modified, each loan was current and none was in default or imminent default. The process for modifying these loans was initiated by CitiMortgage as part of its customer retention program. All three of these loans have been submitted to CitiMortgage for repurchase.

 Based on communications with CitiMortgage, (i) it is expected that all five of the above-referenced loans will be repurchased by CitiMortgage during the month of July 2010, with the proceeds to the Trust from these repurchases to be included with the Trust's August 2010 remittance, and (ii) it is not expected that modifications would be made to the terms of any additional loan included in the assets of the Trust that is not in default or imminent default.

 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the June 25, 2010 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Vice President

 Date: July 9, 2010


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the June 25, 2010 distribution.